Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13.Subsequent Events

a)Series B Preferred Stock Dividends: On January 15, 2021, the Company paid a dividend on its series B preferred stock, amounting to $0.5546875 per share, or $1,442, to its stockholders of record as of January 14, 2021.

b)Investment contribution: In January 2021, each 50% shareholder of DWM contributed an amount of $250 as additional investment (Note 3(d)).

c)Delivery of vessels: In January 2021, the vessels Coronis and Sideris G.S., being held for sale as of December 31, 2020, (Note 4) were delivered to their new owners.

d)Amendment of equity incentive plan and restricted share awards: On January 8, 2021, the Company amended and restated its 2014 Equity Incentive Plan (the “Plan”) to increase the number of common shares available for issuance under the Plan by 20 million shares (Note 8). On February 18, 2021, the Company’s Board of Directors approved the award of 260,000 shares of restricted common stock to the Company’s new COO, as part of his remuneration package for joining the Company effective March 1, 2021 having a fair value of $798 to be recognized in income ratably over a three year period which will be the vesting period of the shares. On February 24, 2021 the Company’s Board of Directors approved the award of 2,400,000 shares of restricted common stock to executive management and non-executive directors, pursuant to the Company’s amended plan, as annual bonus. Additionally, on the same date the Board of Directors approved the award of 5,600,000 shares of restricted common stock as a long-term incentive bonus. The fair value of the restricted shares based on the closing price on the date of the Board of Directors’ approval was $6,816 for the annual bonus and $15,904 for the long-term bonus. This cost of these awards will be recognized in income ratably over the restricted shares vesting period which will be 3 years and 5 years respectively.

e)Repurchase of common shares: In January 2021, the Company increased the price of the tender offer commenced in December 2020 to $2.50 per share and on February 2, 2021, repurchased 6,000,000 shares of its common stock at the price of $2.50 per share, or an aggregate purchase price of $15,000 net to the seller in cash, less any applicable withholding taxes and without interest.

f)Plea Agreement: On February 2021, DWM entered into a plea agreement with the United States pursuant to which DWM, as defendant, agreed to waive indictment, plead guilty pursuant to the terms thereof, accepted a fine of $2,000 and the placement of DWM on probation for four years, subject to court approval (Note 7).